Consolidated Statements of Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]	Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Balance at Dec. 31, 2012	$ 1,308,498	$ 47,778		$ 828,777	$ (50,745)	$ 484,369	$ (1,681)
Balance, Shares at Dec. 31, 2012		46,148,000
Common stock issuances, Value	11,952	$ 208		11,744
Common stock issuances, Shares		208,000
Net income (loss)	144,873					145,320	(447)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	6,973				6,973
Amounts reclassified into net income	2,074				2,074
Dividends declared Common	(61,975)					(61,975)
Balance at Dec. 31, 2013	1,412,395	$ 47,986		840,521	(41,698)	567,714	(2,128)
Balance, Shares at Dec. 31, 2013		46,356,000
Common stock issuances, Value	11,027	$ 167		10,860
Common stock issuances, Shares		167,000
Net income (loss)	141,148
Redeemable noncontrolling interest attributable to acquisition								$ 18,952
Net income (loss)	140,997					141,126	(129)
Net income (loss) attributable to temporary equity								151
Redemption value adjustments (Note 16)	(961)					(961)
Redemption value adjustments attributable to temporary equity								961
Foreign currency exchange translation adj.	(637)				(637)
Foreign currency exchange translation adj attributable to temporary equity								(22)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(9,913)				(9,913)
Amounts reclassified into net income	2,073				2,073
Dividends declared Common	(68,715)					(68,715)
Balance at Dec. 31, 2014	$ 1,486,266	$ 48,153		851,381	(50,175)	639,164	(2,257)
Balance, Shares at Dec. 31, 2014	46,523,184	46,523,000
Balance, Attributable to temporary equity	$ 20,042							20,042
Common stock issuances, Value	40,144	$ 854		39,290
Common stock issuances, Shares		854,000
Net income (loss)	139,430
Net income (loss)	138,491					138,317	174
Net income (loss) attributable to temporary equity								939
Redemption value adjustments (Note 16)	4,708			5,777		(1,069)
Redemption value adjustments attributable to temporary equity								(4,708)
Foreign currency exchange translation adj.	(1,888)				(1,888)
Foreign currency exchange translation adj attributable to temporary equity								(66)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(278)				(278)
Amounts reclassified into net income	2,073				2,073
Centuri distribution to redeemable noncontrolling interest								(99)
Dividends declared Common	(77,191)					(77,191)
Balance at Dec. 31, 2015	$ 1,592,325	$ 49,007		$ 896,448	$ (50,268)	$ 699,221	$ (2,083)
Balance, Shares at Dec. 31, 2015	47,377,575	47,377,000	[1]
Balance, Attributable to temporary equity	$ 16,108							$ 16,108

[1]	At December 31, 2015, 3.6 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 17,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 10).